Cover	Aug. 05, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 11, 2021
Entity Registrant Name	BGSF, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36704
Entity Tax Identification Number	26-0656684
Entity Address, Address Line One	5850 Granite Parkway, Suite 730
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
City Area Code	972
Local Phone Number	692-2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock
Trading Symbol	BGSF
Security Exchange Name	NYSE
Entity Central Index Key	0001474903
Amendment Flag	false